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1933 Act Rule 497(e)

1933 Act File No. 333-40455

1940 Act File No. 811-08495

September 18, 2013

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nationwide Mutual Funds (the “Registrant”)
File Nos. 333-40455 and 811-08495
Rule 497(e) filing

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated September 6, 2013, relating to the Nationwide Destination 2010 Fund, Nationwide Destination 2015 Fund, Nationwide Destination 2020 Fund, Nationwide Destination 2025 Fund, Nationwide Destination 2030 Fund, Nationwide Destination 2035 Fund, Nationwide Destination 2040 Fund, Nationwide Destination 2045 Fund, Nationwide Destination 2050 Fund, Nationwide Destination 2055 Fund, and Nationwide Retirement Income Fund, each a series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act on September 6, 2013 (Accession Number:-0001582816-13-000035). Questions related to this filing may be directed to the undersigned at (202) 419-8416.

Very truly yours,

/s/ Cillian M. Lynch

Cillian M. Lynch

IMG # 1245118 v.2